REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Feb. 09, 2021	Dec. 31, 2020		Dec. 06, 2020
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption	$ 345,000,000		$ 345,000,000
Class A Ordinary Shares			0	$ 863	[1]
Additional paid-in capital	0		0	24,137
Accumulated deficit	(30,894,714)		(39,649,671)	(5,000)
Total shareholders' equity (deficit)	$ (30,893,851)	$ (33,496,368)	(39,648,808)	$ 20,000		$ 0
Previously Reported [Member]
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption			300,351,190
Class A Ordinary Shares			446
Additional paid-in capital			13,003,096
Accumulated deficit			(8,004,403)
Total shareholders' equity (deficit)			5,000,002
Revision of Prior Period, Adjustment [Member]
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption			44,648,810
Class A Ordinary Shares			(446)
Additional paid-in capital			(13,003,096)
Accumulated deficit			(31,645,268)
Total shareholders' equity (deficit)			$ (44,648,810)

[1]	Excludes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).